Lease Liabilities - Summary of Operating Lease Term and Discount Rates (Detail)	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term-operating leases (years)	11 years 4 months 24 days	12 years 8 months 12 days
Weighted average discount rate-operating leases	5.80%	7.40%